Notes to the interim condensed consolidated statement of financial position - Property, plant, and equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Reconciliation of changes in property, plant and equipment
Balance at the beginning	€ 5,005
Balance at the end	3,985
Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(15,193)
Balance at the end	(16,810)
Increase (decrease) in property, plant and equipment including right-of-use assets	(1,600)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	20,198
Balance at the end	20,795
Right of use | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Depreciation, right-of-use assets	1,000
Fibroscan machines | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Impairment loss recognised in profit or loss, right-of-use assets	€ 300